Investment Objectives and Goals - 21Shares Canton Network ETF	Mar. 17, 2026
Prospectus [Line Items]
Risk/Return [Heading]	21Shares Canton Network ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The 21Shares Canton Network ETF (the “Fund”) seeks investment results, before fees and expenses, that correspond to the price performance of Canton Coin (“CC”).